Related parties transactions (Details 1) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of related party [Line Items]
Rental expense	[1]	¥ 32,486	¥ 30,030	¥ 25,433
Foreign Language [member]
Disclosure of related party [Line Items]
Rental expense		¥ 0	0	166
Leasing period		July 1, 2009 ~ September 1, 2015
Experimental High [member]
Disclosure of related party [Line Items]
Rental expense		¥ 7,718	7,350	7,000
Leasing period		July 1, 2017 ~ June 30,2037
Tianma Experimental [member]
Disclosure of related party [Line Items]
Rental expense		¥ 1,764	1,680	1,600
Leasing period		July 1, 2015 ~ June 30,2035
Hailiang Education Park [member]
Disclosure of related party [Line Items]
Rental expense		¥ 21,483	21,000	16,667
Leasing period		September 1, 2017 ~ August 31, 2037
Haibo Education [member]
Disclosure of related party [Line Items]
Rental expense		¥ 1,521	¥ 0	¥ 0
Leasing period		July 1, 2017 ~ June 30,2022

[1]	Each of the schools leases the school buildings and the related facilities from Hailiang Investment, a related party controlled by Mr. Feng. Haibo Education leases the office space from Nanchang Hongtou Property Management Co., Ltd, a related party owned by the Group’s non-controlling shareholder. The leasing term and rental amount of each of the three campuses and office space is as follows:Related parties transactions (Details 1) During the years ended June 30, 2016, 2017 and 2018, the Group paid rental fees of RMB25,783, RMB27,300 and RMB15,956, respectively. Hailiang Investment waived the 2013 and 2014 rental fees with an amount of RMB10,000 in the year ended June 30, 2017. Amount due to Hailiang Investment was RMB739 as of June 30, 2018, which was included in the “Amount due to related parties”. The prepaid rental fee to Hailiang Investment as of June 30, 2017 was RMB14,270 which was included in the “Amount due from related parties”.